Document And Entity Information	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity Registrant Name	biote Corp.
Entity Central Index Key	0001819253
Entity Emerging Growth Company	true
Entity File Number	001-40128
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(844)
Local Phone Number	604-1246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NASDAQ